Plan Transfers	12 Months Ended
Dec. 31, 2025
EBP 401(k)
EBP, Plan Transfers
Plan Transfers	Plan Transfers
During 2025, no plans were merged into the Plan from acquisitions. However, due to the sale of Sterling Capital Management, LLC, during the 2024 plan year, assets of $279,032 were transferred to another plan during the year ended December 31, 2025.